Common Stock, Preferred Stock and Warrants (Details Narrative) - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2019	Apr. 01, 2020	Apr. 30, 2020	Apr. 30, 2019	May 15, 2019
Stockholders' Equity Note [Abstract]
Warrants issued, number issued					469,874
Warrants issued, price per share					$ 0.324
Proceeds received in connection with exercise of warrants	$ 152,239	$ 152,239	$ 152,239